Segment Reporting - Financials (Details) $ in Millions		12 Months Ended
	Mar. 31, 2020 USD ($)	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($)
Segment Reporting
Number of operating segments | item		2
Revenue		$ 1,300.0	$ 1,020.2
Expenses
Costs of sales		178.3	158.8
Depletion and depreciation		299.6	241.0
Gross profit		822.1	620.4
Other operating (income)/expenses
Impairment (reversals) and charges	$ 271.7	(68.0)	262.1
General and administrative expenses		19.6	19.2
Share-based compensation expense		11.2	9.6
Gain on sale of gold bullion		(1.4)	(7.0)
Foreign exchange loss and other (income) expenses		3.0	(2.8)
Income before finance items and income taxes		857.7	339.3
Finance items
Finance income		3.7	3.7
Finance expenses		(3.6)	(3.5)
Net income before income taxes		857.8	339.5
Operating Segments
Segment Reporting
Revenue		1,300.0	1,020.2
Expenses
Costs of sales		178.3	158.8
Depletion and depreciation		297.4	238.7
Gross profit		824.3	622.7
Other operating (income)/expenses
Impairment (reversals) and charges		(68.0)	262.1
General and administrative expenses		19.6	19.2
Share-based compensation expense		11.2	9.6
Gain on sale of gold bullion		(1.4)	(7.0)
Depreciation		2.2	2.3
Foreign exchange loss and other (income) expenses		3.0	(2.8)
Income before finance items and income taxes		857.7	339.3
Finance items
Finance income		3.7	3.7
Finance expenses		(3.6)	(3.5)
Net income before income taxes		857.8	339.5
Operating Segments | Mining Segment
Segment Reporting
Revenue		1,090.5	928.5
Expenses
Costs of sales		166.6	152.4
Depletion and depreciation		239.5	193.8
Gross profit		684.4	582.3
Operating Segments | Energy Segment
Segment Reporting
Revenue		209.5	91.7
Expenses
Costs of sales		11.7	6.4
Depletion and depreciation		57.9	44.9
Gross profit		$ 139.9	$ 40.4